Segment Information - Schedule of Revenue Disaggregated by Geographic Market (Details)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Jun. 30, 2026 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Total Revenue	$ 9,845,018	$ 77,204,628	$ 10,461,437	$ 82,121,233
Percentage of Total Revenue	100.00%	100.00%	100.00%	100.00%
Total Long-lived assets	$ 6,768,796				$ 53,080,900	$ 6,766,360	$ 52,664,606
Percentage of Total Long-lived assets	100.00%				100.00%	100.00%	100.00%
Hong Kong [Member]
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Total Revenue	$ 8,340,664	$ 65,407,486	$ 8,846,384	$ 69,443,226
Percentage of Total Revenue	84.70%	84.70%	84.60%	84.60%
Total Long-lived assets	$ 105,537				$ 827,618	$ 101,702	$ 791,574
Percentage of Total Long-lived assets	1.60%				1.60%	1.50%	1.50%
Mainland China [Member]
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Total Revenue	$ 429,227	$ 3,365,995	$ 599,527	$ 4,706,227
Percentage of Total Revenue	4.40%	4.40%	5.70%	5.70%
Total Long-lived assets	$ 6,663,259				$ 52,253,282	$ 6,664,658	$ 51,873,032
Percentage of Total Long-lived assets	98.40%				98.40%	98.50%	98.50%
England [Member]
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Total Revenue	$ 1,075,127	$ 8,431,147	$ 1,015,526	$ 7,971,780
Percentage of Total Revenue	10.90%	10.90%	9.70%	9.70%